Other taxes receivable & Other taxes payable	12 Months Ended
Dec. 31, 2022
Other taxes payable & Other taxes receivable
Other taxes receivable & Other taxes payable
20 Other taxes receivable & Other taxes payable
Other taxes receivable are comprised of the following:

	For the year ended December 31,
In thousands of USD	2021	2022
Value added taxes	3,541	12,052
Other taxes receivable	234	283
Other taxes receivable	3,775	12,335
Current	3,775	6,368
Non-Current	—	5,967
Other taxes payable are comprised of the following:

	For the year ended December 31,
In thousands of USD	2021	2022
Value added taxes	6,085	11,841
Withholding Tax	11,785	10,412
Other taxes payable	1,082	443
Other taxes payable	18,952	22,696
Current	18,952	20,947
Non-Current	—	1,749
Value added taxes receivable comprises a maturity of 3.5 years and value added taxes payable comprises a maturity of 2.0 years.